UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Trillium Mutual Funds
Trillium Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 95.4%
Automobiles & Components: 1.8%
4,277	BorgWarner, Inc.	$219,111

Banks: 8.6%
1,718	Eagle Bancorp, Inc. (a)	115,192
4,348	East West Bancorp, Inc.	259,924
1,329	First Republic Bank	138,827
898	SVB Financial Group (a)	168,007
10,202	Umpqua Holdings Corp.	199,041
3,337	Webster Financial Corp.	175,359
		1,056,350
Capital Goods: 11.9%
728	Acuity Brands, Inc.	124,692
2,778	AO Smith Corp.	165,097
4,394	Hexcel Corp.	252,303
1,573	Lincoln Electric Holdings, Inc.	144,213
1,510	Middleby Corp. (a)	193,537
2,909	Quanta Services, Inc. (a)	108,709
3,167	Wabtec Corp.	239,900
3,578	Xylem, Inc.	224,090
		1,452,541
Commercial & Professional Services: 2.9%
7,115	Interface, Inc.	155,819
4,263	Tetra Tech, Inc.	198,442
		354,261
Consumer Durables & Apparel: 2.7%
1,397	Carter's, Inc.	137,954
2,842	Deckers Outdoor Corp. (a)	194,421
		332,375
Diversified Financials: 3.7%
4,217	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	102,768
1,170	MSCI, Inc.	136,773
2,308	Stifel Financial Corp.	123,386
8,678	WisdomTree Investments, Inc.	88,342
		451,269
Energy: 1.4%
1,039	Core Laboratories NV	102,549
6,589	Superior Energy Services, Inc. (a)	70,371
		172,920
Food & Staples Retailing: 1.8%
5,334	United Natural Foods, Inc. (a)	221,841

Health Care Equipment & Services: 4.1%
5,345	Hologic, Inc. (a)	196,107
1,686	iRhythm Technologies, Inc. (a)	87,470
795	Nevro Corp. (a)	72,250
2,898	Omnicell, Inc. (a)	147,943
		503,770
Household & Personal Products: 0.9%
2,255	Church & Dwight Co., Inc.	109,255

Insurance: 4.5%
1,848	Hanover Insurance Group, Inc.	179,127
2,831	Horace Mann Educators Corp.	111,400
1,824	Reinsurance Group America, Inc.	254,502
		545,029
Materials: 6.7%
1,167	International Flavors & Fragrances, Inc.	166,776
3,185	Minerals Technologies, Inc.	225,020
9,558	Owens-Illinois, Inc. (a)	240,479
1,958	Sealed Air Corp.	83,646
2,188	Sonoco Products Co.	110,385
		826,306
Media: 1.1%
5,970	IMAX Corp. (a)	135,221

Pharmaceuticals, Biotechnology & Life Sciences: 5.7%
1,135	Alkermes PLC (a)	57,703
4,888	Cambrex Corp. (a)	268,840
1,114	Five Prime Therapeutics, Inc. (a)	45,574
2,032	INC Research Holdings, Inc. - Class A (a)	106,274
361	Ligand Pharmaceuticals, Inc. (a)	49,150
919	Waters Corp. (a)	164,979
		692,520
Real Estate: 7.7%
4,054	Acadia Realty Trust	116,025
6,317	Brandywine Realty Trust	110,484
1,039	Camden Property Trust	95,017
8,399	Forest City Realty Trust, Inc. - Class A	214,259
1,128	Jones Lang LaSalle, Inc.	139,308
3,673	LTC Properties, Inc.	172,558
643	SBA Communications Corp. (a)	92,624
		940,275
Retailing: 5.6%
3,464	LKQ Corp. (a)	124,669
4,044	lululemon Athletica, Inc. (a)	251,739
6,111	Tailored Brands, Inc.	88,243
3,578	Tractor Supply Co.	226,451
		691,102
Semiconductors & Semiconductor Equipment: 1.6%
1,778	First Solar, Inc. (a)	81,575
2,400	Maxim Integrated Products, Inc.	114,504
		196,079

Software & Services: 8.1%
1,626	ANSYS, Inc. (a)	199,559
2,560	Blackbaud, Inc.	224,768
6,349	Convergys Corp.	164,376
2,323	LogMeIn, Inc.	255,646
5,185	Zendesk, Inc. (a)	150,935
		995,284
Technology Hardware & Equipment: 7.6%
1,435	F5 Networks, Inc. (a)	173,004
1,117	IPG Photonics Corp. (a)	206,712
1,591	Palo Alto Networks, Inc. (a)	229,263
1,004	Rogers Corp. (a)	133,813
4,945	Trimble Navigation Ltd. (a)	194,091
		936,883
Transportation: 2.2%
2,404	JB Hunt Transport Services, Inc.	267,036

Utilities: 4.8%
4,857	Aqua America, Inc.	161,204
3,535	Avista Corp.	183,006
1,308	ONE Gas, Inc.	96,321
2,351	Ormat Technologies, Inc.	143,529
		584,060
TOTAL COMMON STOCKS
(Cost $10,450,103)		11,683,488

SHORT-TERM INVESTMENTS: 1.2%
Money Market Funds: 1.2%
143,210	Invesco - Government & Agency Portfolio - Institutional Class, 0.930%^	143,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $143,210)		143,210
TOTAL INVESTMENTS IN SECURITIES: 96.6%
(Cost $10,593,313)		11,826,698
Other Assets in Excess of Liabilities: 3.4%		422,429
TOTAL NET ASSETS: 100.0%		$12,249,127

(a)	Non-income producing security.
REIT	Real Estate Investment Trust
^	Seven-day yield as of September 30, 2017
The cost basis of investments for federal income tax purposes at September 30, 2017 were as follows+:

Cost of investments	$10,593,313.00
Gross unrealized appreciation	1,492,610
Gross unrealized depreciation	(259,225)
Net unrealized appreciation	$1,233,385.00

+ Because tax adjustments are calculated annually at the end of the Trillium Small/Mid Cap Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, Inc., an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,683,488	$–	$–	$11,683,488
Short-Term Investments	143,210	-	-	143,210
Total Investments in Securities	$11,826,698	$–	$–	$11,826,698

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers into or out of Level 1 or 2 during the period ended September 30, 2017.

Trillium Mutual Funds
Portfolio 21 Global Equity Fund
SCHEDULE OF INVESTMENTS at September 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 98.1%
Automobiles & Components: 1.0%
480,000	BYD Co. Ltd. (China) (a)	$4,552,654

Banks: 10.1%
475,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	4,246,665
2,500,000	Bank Rakyat Indonesia (Persero) Tbk PT (Indonesia)	2,838,298
150,000	DNB ASA (Norway)	3,028,511
7,000,000	Equity Group Holdings Ltd. (Kenya)	2,629,666
200,000	Hang Seng Bank Ltd. (Hong Kong)	4,889,531
34,000	HDFC Bank Ltd. - ADR (India)	3,276,580
447,420	New Resource Bank (United States) (a) (b) (c)	2,617,362
44,500	PNC Financial Services Group, Inc. (United States)	5,997,265
60,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,167,362
30,000	SVB Financial Group (United States) (a)	5,612,700
95,000	The Toronto Dominion Bank (Canada)	5,348,628
5,485,714	Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	2,139,769
140,000	Westpac Banking Corp. (Australia)	3,521,494
		48,313,831

Capital Goods: 9.7%
108,500	Atlas Copco AB - Class A (Sweden)	4,602,824
9,000	Geberit AG (Switzerland)	4,260,743
70,000	Hexcel Corp. (United States)	4,019,400
96,105	Johnson Controls International PLC (Ireland)	3,872,066
110,000	Kingspan Group PLC (Ireland)	4,684,625
100,000	Koninklijke Philips NV (Netherlands)	4,125,975
275,000	Kubota Corp. (Japan)	5,002,438
23,500	Nidec Corp. (Japan)	2,888,876
111,000	Quanta Services, Inc. (United States) (a)	4,148,070
26,500	Rockwell Automation, Inc. (United States)	4,722,565
32,000	Siemens AG (Germany)	4,515,476
		46,843,058

Commercial & Professional Services: 2.1%
2,000,000	China Everbright International Ltd. (Hong Kong)	2,520,268
85,000	Herman Miller, Inc. (United States)	3,051,500
57,000	Waste Management, Inc. (United States)	4,461,390
		10,033,158

Consumer Durables & Apparel: 3.8%
41,000	Coway Co. Ltd. (South Korea)	3,370,192
12,000	Kering (France)	4,780,384
76,000	Nike, Inc. - Class B (United States)	3,940,600
200,000	Panasonic Corp. (Japan)	2,902,395
35,000	Pandora A/S (Denmark)	3,460,529
		18,454,100

Consumer Services: 1.4%
177,884	Compass Group PLC (United Kingdom)	3,774,256
55,000	Whitbread PLC (United Kingdom)	2,776,203
		6,550,459

Diversified Financials: 4.1%
90,000	Bank of New York Mellon Corp. (United States)	4,771,800
110,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	2,680,700
76,300	Intercontinental Exchange, Inc. (United States)	5,241,810
40,000	MSCI, Inc. (United States)	4,676,000
135,000	ORIX Corp. (Japan)	2,179,470
		19,549,780

Food & Staples Retailing: 2.5%
55,000	CVS Health Corp. (United States)	4,472,600
200,000	Jeronimo Martins, SGPS, SA (Portugal) (a)	3,947,774
190,000	Koninklijke Ahold Delhaize NV (Netherlands)	3,550,062
		11,970,436

Food, Beverage & Tobacco: 2.5%
58,000	Danone SA (France)	4,555,517
200,000	Darling Ingredients, Inc. (United States) (a)	3,504,000
37,000	McCormick & Co., Inc. (United States)	3,797,680
		11,857,197

Health Care Equipment & Services: 4.4%
20,000	Cochlear Ltd. (Australia)	2,501,685
36,000	Coloplast A/S - Class B (Denmark)	2,927,017
23,000	Edwards Lifesciences Corp. (United States) (a)	2,514,130
320,000	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,955,963
40,000	Henry Schein, Inc. (United States) (a)	3,279,600
40,000	Medtronic PLC (Ireland)	3,110,800
58,000	Sysmex Corp. (Japan)	3,705,679
		20,994,874

Household & Personal Products: 3.7%
30,000	Blackmores Ltd. (Australia) (d)	2,782,364
117,000	Essity AB - Class B (Sweden) (a)	3,189,893
40,000	Kao Corp. (Japan)	2,354,934
18,000	L'Oreal SA (France)	3,816,764
95,000	Unilever NV (Netherlands)	5,615,507
		17,759,462

Insurance: 3.4%
20,900	Allianz SE (Germany)	4,693,838
510,000	Aviva PLC (United Kingdom)	3,519,983
76,000	MetLife, Inc. (United States)	3,948,200
35,000	The Travelers Companies, Inc. (United States)	4,288,200
		16,450,221

Materials: 6.0%
108,000	Ball Corp. (United States)	4,460,400
65,000	Croda International PLC (United Kingdom)	3,305,119
50,000	Ecolab, Inc. (United States)	6,430,500
72,100	Johnson Matthey PLC (United Kingdom)	3,306,156
550,000	Klabin SA (Brazil)	3,216,141
80,000	Novozymes A/S - Class B (Denmark)	4,109,412
30,000	Praxair, Inc. (United States)	4,192,200
		29,019,928

Media: 0.8%
175,000	RELX PLC (United Kingdom)	3,840,597

Pharmaceuticals, Biotechnology & Life Sciences: 8.2%
12,000	Biogen, Inc. (United States) (a)	3,757,440
20,000	Celgene Corp. (United States) (a)	2,916,400
43,000	CSL Ltd. (Australia)	4,526,748
60,000	Gilead Sciences, Inc. (United States)	4,861,200
78,500	Merck & Co., Inc. (United States)	5,026,355
48,000	Novartis AG (Switzerland)	4,117,198
98,000	Novo-Nordisk A/S - Class B (Denmark)	4,711,715
19,800	Roche Holdings AG (Switzerland)	5,061,279
25,300	Waters Corp. (United States) (a)	4,541,856
		39,520,191

Real Estate: 3.5%
300,000	British Land Co. PLC - REIT (United Kingdom)	2,422,104
120,000	Daiwa House Industry Co. Ltd. (Japan)	4,145,103
110,000	HCP, Inc. - REIT (United States)	3,061,300
32,000	Jones Lang Lasalle, Inc. (United States)	3,952,000
13,000	Unibail-Rodamco SE - REIT (France)	3,163,438
		16,743,945

Retailing: 3.1%
97,000	The TJX Companies, Inc. (United States)	7,151,810
80,000	Tractor Supply Co. (United States)	5,063,200
650,000	Woolworths Holdings Ltd. (South Africa)	2,878,117
		15,093,127

Semiconductors & Semiconductor Equipment: 3.8%
37,000	NXP Semiconductors NV (Netherlands) (a)	4,184,330
3,350	Samsung Electronic Co. Ltd. (South Korea)	7,538,250
170,000	Taiwan Semiconductor Manufacturing Company Ltd. SA - ADR (Taiwan)	6,383,500
		18,106,080

Software & Services: 11.5%
28,000	Accenture PLC - Class A (Ireland)	3,781,960
40,000	Adobe Systems, Inc. (United States) (a)	5,967,200
10,385	Alphabet, Inc. - Class A (United States) (a)	10,112,082
60,000	Amadeus IT Holding SA (Spain)	3,902,303
35,000	Ansys, Inc. (United States) (a)	4,295,550
20,000	Facebook, Inc. - Class A (United States) (a)	3,417,400
35,000	Intuit, Inc. (United States)	4,974,900
35,000	Microsoft Corp. (United States)	2,607,150
80,000	PayPal Holdings, Inc. (United States) (a)	5,122,400
43,000	SAP SE (Germany)	4,714,720
62,000	Visa, Inc. - Class A (United States)	6,524,880
		55,420,545

Technology Hardware & Equipment: 4.0%
55,000	Apple, Inc. (United States)	8,476,600
150,000	Cisco Systems, Inc. (United States)	5,044,500
32,000	IPG Photonics Corp. (United States) (a)	5,921,920
		19,443,020

Telecommunication Services: 3.3%
90,000	BCE, Inc. (Canada)	4,216,710
460,000	China Mobile Ltd. (Hong Kong)	4,669,900
155,000	KDDI Corp. (Japan)	4,085,796
60,000	Verizon Communications, Inc. (United States)	2,969,400
		15,941,806

Transportation: 3.7%
28,000	Canadian Pacific Railway Ltd. (Canada)	4,703,057
47,000	East Japan Railway Co. (Japan)	4,338,493
45,000	Ryder Systems, Inc. (United States)	3,804,750
40,000	United Parcel Service, Inc. - Class B (United States)	4,803,600
		17,649,900

Utilities: 1.5%
50,000	American Water Works Co., Inc. (United States)	4,045,500
160,000	Red Electrica Corporacion SA (Spain)	3,365,524
		7,411,024

TOTAL COMMON STOCKS
(Cost $333,680,317)		471,519,393

PREFERRED STOCKS: 0.8%
Banks: 0.8%
275,000	Itau Unibanco Holding SA - ADR (Brazil)	3,767,500

TOTAL PREFERRED STOCKS
(Cost $1,929,175)		3,767,500

SHORT-TERM INVESTMENTS: 0.9%
Money Market Funds: 0.9%
4,367,167	Invesco - Government & Agency Portfolio - Institutional Class, 0.930%^ (United States)	4,367,167

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,367,167)		4,367,167

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 0.6%
Money Market Funds: 0.6%
2,910,600	First American Government Obligations Fund - Class Z, 0.890%^ (United States)	2,910,600

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost 2,910,600)		2,910,600

TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $342,887,259)		482,564,660
Liabilities in Excess of Other Assets: (0.4)%		(1,875,242)
TOTAL NET ASSETS: 100.0%		$480,689,418

(a)	Non-income producing security.
(b)	All or a portion of this security is considered illiquid. As of September 30, 2017, the total value of illiquid securities was $2,617,362 or 0.5% of net assets.
(c)	Affiliated company as defined by the Investment Company Act of 1940.

						Change in Unrealized
	Share Balance	Value			Realized	Appreciation/	Value	Interest	Dividend
	September 30, 2017	June 30, 2017	Acquisitions	Dispositions	Gain (Loss)	Depreciation	September 30, 2017	Income	Income
New Resource Bank	447,420	2,684,520	-	-	$-	$(67,158)	$2,617,362	$-	$-
Total					$-	$(67,158)	$2,617,362	$-	$-

(d)
The security or a portion of this security was out on loan at September 30, 2017. As of September 30, 2017, the total value of loaned securities was $2,754,541 or 0.6% of net assets.  The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

^	Seven-day yield as of September 30, 2017.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$342,887,259
Gross unrealized appreciation	146,888,286
Gross unrealized depreciation	(7,210,885)
Net unrealized appreciation	$139,677,401

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at
Portfolio 21 Global Equity Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, Inc., an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

Country	Value	Percent of Net Assets
Australia	$ 13,332,291	2.8%
Brazil	6,983,641	1.5%
Canada	14,268,395	3.0%
China	4,552,654	1.0%
Denmark	15,208,673	3.2%
France	16,316,103	3.4%
Germany	13,924,034	2.9%
Hong Kong	12,079,699	2.5%
India	3,276,580	0.7%
Indonesia	2,838,298	0.6%
Ireland	15,449,451	3.2%
Japan	33,770,546	7.0%
Kenya	2,629,666	0.5%
Netherlands	17,475,874	3.6%
New Zealand	2,955,963	0.6%
Norway	3,028,511	0.6%
Portugal	3,947,774	0.8%
South Africa	2,878,117	0.6%
South Korea	10,908,442	2.3%
Spain	11,514,492	2.4%
Sweden	7,792,717	1.6%
Switzerland	13,439,220	2.8%
Taiwan	6,383,500	1.3%
Turkey	2,139,769	0.4%
United Kingdom	22,944,418	4.8%
United States	222,525,832	46.3%
Liabilities in Excess of Other Assets:	(1,875,242)	(0.4%)
Total	$ 480,689,418	100.0%

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of September 30, 2017:
				Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Liabilities:
Securities Lending	$2,910,600	$-	$2,910,600	$2,910,600	$-	$-

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$–	$4,552,654	$–	$4,552,654
Banks	25,482,201	22,831,630	–	48,313,831
Capital Goods	16,762,101	30,080,957	–	46,843,058
Commercial & Professional Services	7,512,890	2,520,268	–	10,033,158
Consumer Durables & Apparel	3,940,600	14,513,500	–	18,454,100
Consumer Services	–	6,550,459	–	6,550,459
Diversified Financials	17,370,310	2,179,470	–	19,549,780
Food & Staples Retailing	4,472,600	7,497,836	–	11,970,436
Food, Beverage & Tobacco	7,301,680	4,555,517	–	11,857,197
Health Care Equipment & Services	8,904,530	12,090,344	–	20,994,874
Household & Personal Products	–	17,759,462	–	17,759,462
Insurance	8,236,400	8,213,821	–	16,450,221
Materials	18,299,241	10,720,687	–	29,019,928
Media	–	3,840,597	–	3,840,597
Pharmaceuticals, Biotechnology & Life Sciences	21,103,251	18,416,940	–	39,520,191
Real Estate	7,013,300	9,730,645	–	16,743,945
Retailing	12,215,010	2,878,117	–	15,093,127
Semiconductors & Semiconductor Equipment	10,567,830	7,538,250	–	18,106,080
Software & Services	46,803,522	8,617,023	–	55,420,545
Technology Hardware & Equipment	19,443,020	–	–	19,443,020
Telecommunication Services	7,186,110	8,755,696	–	15,941,806
Transportation	13,311,407	4,338,493	–	17,649,900
Utilities	4,045,500	3,365,524	–	7,411,024
Total Common Stocks	259,971,503	211,547,890	-	471,519,393
Preferred Stocks
Banks	3,767,500	-	-	3,767,500
Total Preferred Stocks	3,767,500	-	-	3,767,500
Short-Term Investments	4,367,167	-	-	4,367,167
Investments Purchased with Cash
Proceeds from Securities Lending	2,910,600		-	2,910,600
Total Investments in Securities	$271,016,770	$211,547,890	$–	$482,564,660

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. No transfers were made into or out of Level 3 during the period ended September 30, 2017.

During the period ended September 30, 2017, transfers were made out of Level 1 into Level 2. Two securities transferred to Level 2 due to being fair valued by Interactive Data's Fair Value Information Services at the end of the period. Please refer to the Notes for Financial Statements in the Fund's most recent annual report for additional information on valuation.

Transfers into Level 1		$-
Transfers out of Level 1		(7,874,518)
Net transfers in and/or out of Level 1		$(7,874,518)

Transfers into Level 2		$7,874,518
Transfers out of Level 2		-
Net transfers in and/or out of Level 2		$7,874,518

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                     November 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                     November 18, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                     November 21, 2017

* Print the name and title of each signing officer under his or her signature.